RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Parties Transactions Tables
Disclosure of management fees and share-based payments
	2018	2017	2016
	$	$	$

Management Fees	241,950	105,000	60,000